Taxation - Tax-losses carry forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Tax loss carryforwards	$ 8,534
Effective rate for Innovation Box profits	9.00%
Amount of tax returns	$ 36,000	$ 15,500	$ 8,300
IP development costs	59,800
Accounting-to-tax differences
Taxation
Tax differences	4,200
2017
Taxation
Tax loss carryforwards	883
2018
Taxation
Tax loss carryforwards	2,823
2019
Taxation
Tax loss carryforwards	1,110
2021
Taxation
Tax loss carryforwards	$ 3,718